COLUMBIA FUNDS SERIES TRUST I

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

(the “Fund”)

Supplement dated October 26, 2010 to the

Prospectuses dated March 1, 2010, as supplemented

•	The first and second paragraphs in the Fund’s prospectus entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and California individual income tax. These securities are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Advisor) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest in zero coupon bonds.

Shareholders should retain this Supplement for future reference.

C-1006-2 A (10/10)

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA CONNECTICUT TAX-EXEMPT FUND

(the “Fund”)

Supplement dated October 26, 2010 to the

Class ABC Prospectus dated March 1, 2010

as supplemented

•	The first and second paragraphs in the Fund’s prospectus entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Advisor) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.”

Shareholders should retain this Supplement for future reference.

C-1011-1 A (10/10)

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA CONNECTICUT TAX-EXEMPT FUND

(the “Fund”)

Supplement dated October 26, 2010 to the

Class Z Prospectus dated September 27, 2010

as supplemented

•	The first and second paragraphs in the Fund’s prospectus entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

Shareholders should retain this Supplement for future reference.

C-1011-2 A (10/10)

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

(the “Fund”)

Supplement dated October 26, 2010 to the

Prospectuses dated March 1, 2010, as supplemented

•	The first and second paragraphs in the Fund’s prospectus entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Advisor) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest in zero coupon bonds.

Shareholders should retain this Supplement for future reference.

C-1016-1 A (10/10)

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA NEW YORK TAX-EXEMPT FUND

(the “Fund”)

Supplement dated October 26, 2010 to the

Prospectuses dated March 1, 2010, as supplemented

•	The first and second paragraphs in the Fund’s prospectus entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Advisor) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.”

Shareholders should retain this Supplement for future reference.

C-1021-1 A (10/10)

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA TAX-EXEMPT FUND

(the “Fund”)

Supplement dated October 26, 2010 to the

Prospectuses dated April 1, 2010, as supplemented

•	The first paragraph in the Fund’s prospectuses entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its total net assets in bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. The Fund may invest up to 20% of its total net assets in securities the interest on which is subject to federal income taxation. The Fund may invest in fixed or variable-rate debt securities, including zero-coupon bonds, and the Fund may invest in bonds of any maturity.

Shareholders should retain this Supplement for future reference.

C-1051-1 A (10/10)